Document and Entity Information	Nov. 25, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 25, 2015
Registrant Name	GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC
Central Index Key	0000831363
Amendment Flag	false
Document Creation Date	Nov. 25, 2015
Document Effective Date	Nov. 25, 2015
Prospectus Date	Nov. 27, 2015
GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A
Prospectus:
Trading Symbol	DNJXX